Financial Instruments and Fair Value Disclosures - Fair value of assets and liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessel held for sale (Note 3)	$ 9,010	$ 23,361
Contract Price Of Vessels To Be Sold	10,575
9.5% Senior Unsecured Bond
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value	17,800
9.5% Senior Unsecured Bond | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	18,810
8.375% Senior Unsecured Bond
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value	125,000
8.375% Senior Unsecured Bond | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	$ 127,813